OTHER REQUIRED DISCLOSURES (Financial debt reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ (1,218,635)	$ (1,521,023)
Cash flows	(2,052,414)	268,494
Reclassifications	0	0
Acquisitions - finance leases	(76,879)
Foreign exchange adjustments	(47,894)	(18,836)
Other non cash movements	96,880	52,730
Liabilities arising from financing activities, ending balance	(3,298,942)	(1,218,635)
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	0	0
Cash flows	364	0
Reclassifications	0	0
Acquisitions - finance leases	(76,879)
Foreign exchange adjustments	(14,949)	0
Other non cash movements	14,429	0
Liabilities arising from financing activities, ending balance	(77,035)	0
Short-term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(821,893)	(913,786)
Cash flows	(540,918)	302,648
Reclassifications	(192,547)	(246,182)
Acquisitions - finance leases	0
Foreign exchange adjustments	(32,574)	(17,245)
Other non cash movements	82,362	52,672
Liabilities arising from financing activities, ending balance	(1,505,570)	(821,893)
Long-term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(396,742)	(607,237)
Cash flows	(1,511,860)	(34,154)
Reclassifications	192,547	246,182
Acquisitions - finance leases	0
Foreign exchange adjustments	(371)	(1,591)
Other non cash movements	89	58
Liabilities arising from financing activities, ending balance	$ (1,716,337)	$ (396,742)